Intangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets other than goodwill
Balance at the beginning	€ 770	€ 935	€ 1,228
Increases	(202)	(165)	(293)
Decreases		1
Balance at the end	568	770	935
Depreciation expenses	200	200	200
Gross
Reconciliation of changes in intangible assets other than goodwill
Balance at the beginning	3,717	3,674	3,674
Increases	15	53	1
Decreases		10
Balance at the end	3,732	3,717	3,674
Amortization
Reconciliation of changes in intangible assets other than goodwill
Balance at the beginning	(2,947)	(2,739)	(2,446)
Increases	(217)	(217)	(293)
Decreases		(10)
Balance at the end	(3,164)	(2,947)	(2,739)
Library of compounds | Gross
Reconciliation of changes in intangible assets other than goodwill
Balance at the beginning	2,142	2,142	2,142
Balance at the end	2,142	2,142	2,142
Library of compounds | Amortization
Reconciliation of changes in intangible assets other than goodwill
Balance at the beginning	(1,487)	(1,322)	(1,157)
Increases	(165)	(165)	(165)
Balance at the end	(1,651)	(1,487)	(1,322)
Software licenses | Gross
Reconciliation of changes in intangible assets other than goodwill
Balance at the beginning	1,575	1,533	1,532
Increases	15	53	1
Decreases		10
Balance at the end	1,590	1,575	1,533
Software licenses | Amortization
Reconciliation of changes in intangible assets other than goodwill
Balance at the beginning	(1,460)	(1,417)	(1,289)
Increases	(52)	(53)	(129)
Decreases		(10)
Balance at the end	€ (1,512)	€ (1,460)	€ (1,417)